Amounts receivable	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Amounts receivable [Text Block]

10. Amounts receivable

	December 31,	December 31,
	2021	2020
	$	$

Revenues receivable from royalty, stream and other interests	1,378	1,044
Interest income receivable	4,655	2,474
Amounts receivable from associates (i)	743	813
Sales taxes and exploration tax credits	7,358	7,224
Other receivables	557	1,339
	14,691	12,894

(i) Amounts receivable from associates are mainly related to professional services and office rent.